SEGMENTS (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 6,635	$ 6,315	$ 5,947
Israel [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	1,834	1,649	1,459
United States [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	852	896	1,053
Croatia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	479	415	311
Hungary [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	492	644	765
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	403	367	317
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	526	498	388
Other Countries [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 2,049	$ 1,846	$ 1,654